JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.6%
Aerospace & Defense — 2.6%
Howmet Aerospace, Inc.	2,567	118,728
Northrop Grumman Corp.	1,027	452,174
		570,902
Automobiles — 1.1%
Tesla, Inc. *	1,000	250,269
Banks — 3.3%
US Bancorp	6,007	198,595
Wells Fargo & Co.	12,927	528,187
		726,782
Beverages — 2.4%
Coca-Cola Co. (The)	9,474	530,373
Biotechnology — 7.6%
AbbVie, Inc.	4,930	734,847
Biogen, Inc. *	888	228,110
Regeneron Pharmaceuticals, Inc. *	569	468,578
Vertex Pharmaceuticals, Inc. *	744	258,898
		1,690,433
Broadline Retail — 4.1%
Amazon.com, Inc. *	7,149	908,734
Building Products — 1.2%
Trane Technologies plc	1,271	257,898
Capital Markets — 4.9%
Ameriprise Financial, Inc.	937	308,848
Morgan Stanley	6,020	491,711
S&P Global, Inc.	806	294,510
		1,095,069
Chemicals — 2.1%
Eastman Chemical Co.	1,827	140,174
PPG Industries, Inc.	2,446	317,464
		457,638
Construction Materials — 1.2%
Vulcan Materials Co.	1,367	276,112
Consumer Finance — 1.6%
American Express Co.	2,398	357,736
Electric Utilities — 4.3%
NextEra Energy, Inc.	9,746	558,334
PG&E Corp. *	24,011	387,307
		945,641
Electrical Equipment — 2.0%
Eaton Corp. plc	2,105	448,946
Energy Equipment & Services — 1.9%
Baker Hughes Co.	12,064	426,083

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — 2.9%
Mastercard, Inc., Class A	1,632	646,166
Ground Transportation — 2.4%
Norfolk Southern Corp.	1,556	306,520
Uber Technologies, Inc. *	4,804	220,920
		527,440
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	1,533	772,881
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corp.	1,619	426,390
Industrial REITs — 1.6%
Prologis, Inc.	3,263	366,108
Insurance — 1.7%
Progressive Corp. (The)	2,769	385,653
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A *	5,665	741,275
Meta Platforms, Inc., Class A *	2,098	629,902
		1,371,177
IT Services — 1.3%
Accenture plc, Class A	912	280,162
Life Sciences Tools & Services — 1.3%
Danaher Corp.	1,163	288,460
Machinery — 2.3%
Deere & Co.	1,360	513,404
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	2,430	291,160
Pioneer Natural Resources Co.	1,907	437,698
		728,858
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	6,140	356,339
Eli Lilly & Co.	250	134,568
		490,907
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc. *	1,773	182,258
Analog Devices, Inc.	994	173,998
ASML Holding NV (Registered), NYRS (Netherlands)	108	63,701
NVIDIA Corp.	1,931	840,070
NXP Semiconductors NV (China)	3,069	613,558
		1,873,585
Software — 12.1%
Intuit, Inc.	414	211,409

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Microsoft Corp.	6,586	2,079,622
Oracle Corp.	3,823	404,952
		2,695,983
Specialty Retail — 3.4%
Lowe's Cos., Inc.	2,486	516,627
TJX Cos., Inc. (The)	2,751	244,531
		761,158
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	7,011	1,200,285
Seagate Technology Holdings plc	1,394	91,964
		1,292,249
Total Common Stocks (Cost $15,131,279)		22,363,197
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $190,266)	190,213	190,270
Total Investments — 101.5% (Cost $15,321,545)		22,553,467
Liabilities in Excess of Other Assets — (1.5)%		(334,626)
NET ASSETS — 100.0%		22,218,841

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,553,467	$—	$—	$22,553,467

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$223,996	$1,290,694	$1,324,440	$21	$(1)	$190,270	190,213	$2,244	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	37,991	10,000	47,995	4	—	—	—	174	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	5,881	9,914	15,795	—	—	—	—	25	—
Total	$267,868	$1,310,608	$1,388,230	$25	$(1)	$190,270		$2,443	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.